NOTES PAYABLE	9 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5: NOTES PAYABLE

The following table details the Company’s notes payable as of July 31, 2026 and October 31, 2025, respectively:

		Original	Principal Balance as of
	Date of Note	Principal	July 31,	October 31,
Ref No.	Issuance	Balance	2026	2025
1*	7/25/2018	$10,000	$10,000	$–
2	3/12/2024	150,000	150,000	150,000
3*	3/18/2024	50,000	30,000	–
4	6/20/2024	400,000	–	400,000
5	6/20/2024	50,000	30,000	50,000
6	7/31/2024	500,000	–	435,000
7	7/31/2024	250,000	230,000	250,000
8	1/9/2025	50,000	50,000	50,000
9	2/3/2025	100,000	100,000	100,000
10*	4/16/2025	150,000	130,000	–
11*	4/23/2025	15,500	15,500	–
12	5/19/2025	250,000	–	152,958
13	6/8/2025	192,000	–	92,308
14	9/18/2025	63,000	–	50,400
15	9/30/2025	60,000	–	46,667
16	9/30/2025	60,000	–	46,368
17	9/30/2025	80,000	–	63,333
18**	9/30/2025	5,000	5,000	–
19	1/23/2026	100,000	–	–
	Total		$750,500	$1,887,034

*	As of October 31, 2025, these noteholders were considered related parties. As of July 31, 2026, these noteholders are no longer considered related parties and their balances have been reclassified to notes payable. Their notes are described in Note 4 – Notes Payable, Related Parties.

**	On April 23, 2026, this note balance was transferred from a related party to a non-related party for no consideration.

Note 1

On July 25, 2018, the Company executed a note payable agreement for $10,000 with a former related party. The note is due on demand and carries no interest.

Note 2

On March 12, 2024, the Company executed a note payable agreement for $150,000. The note originally matured on March 12, 2025 and carries an interest rate of 12% per annum. On April 25, 2025, the Company executed an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025. The note was extended again to December 31, 2025 and again to September 30, 2026. Interest on the note accrues and is paid at maturity along with principal.

Note 3

A convertible note agreement was entered on March 18, 2024 for $50,000. The convertible note was scheduled to mature on March 18, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $10.00 per share. On October 31, 2024, the Company amended the agreement with the holder of the note to change its maturity to the earlier of the date that the Company lists its securities on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. Interest on the note accrues and is paid at maturity along with principal, as specifically described in the note. On April 25, 2025, the Company executed an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025. The note was extended again to December 31, 2025. On March 23, 2026, the Company executed an agreement whereby the Company is obligated to pay the holder $5,000 per month beginning on April 1, 2026 until the note is paid in full. Additionally, the Company agreed to issue 6,600 shares to the holder as consideration. The shares were issued on April 27, 2026 and were valued at $51,480. As of July 31, 2026, the principal balance of this note is $30,000. As of July 31, 2026, this holder is no longer considered a related party and as such this balance is now included under notes payable. During the nine months ended July 31, 2026, the Company repaid $20,000 in principal.

Note 4

On June 20, 2024, the Company executed a convertible note payable agreement for $450,000 with a venture capital fund. The convertible note matures on June 20, 2026 and carries an interest rate of 9.75% per annum. The principal and prior accrued interest of the note were convertible into shares of the Company’s common stock at $10.00 per share. On October 7, 2024, $50,000 of the note payable was assigned to an unrelated holder. On April 27, 2026, the holder agreed to settle the $400,000 principal balance and $21,156 in accrued interest related to this note along with $435,000 in principal and accrued interest of $23,007 related to Note 6 in exchange for 100,000 shares of the Company’s common stock which was given personally by a former officer of the Company. Since the settlement is considered a capital transaction, the Company has recorded $879,163 in common stock.

Note 5

On October 7, 2024, $50,000 of the $450,000 principal (Note 4) was assigned to an unrelated holder. On October 31, 2024, the Company amended the agreement with the holder of the $50,000 note to change its maturity to the earlier of the Company listing on a national stock exchange or March 31, 2025 and eliminated the conversion feature of the note. On April 25, 2025, the Company executed a loan amendment for an extension of the maturity date until the earlier of the date the Company is able to achieve a listing on a national stock exchange or June 30, 2025. The note was extended again to December 31, 2025. On March 23, 2026, the Company executed an agreement whereby the Company is obligated to pay the holder $5,000 per month beginning on April 1, 2026 until the note is paid in full. During the nine months ended July 31, 2026, the Company repaid $20,000 in principal.

Note 6

On July 31, 2024, the Company issued a convertible note payable agreement for $500,000. On July 2, 2025, the Company entered into separate Stockholder Pledge Agreement with the holder of the above note with the Company’s former director and executive officer and Chief Operating Officer to secure the Company’s obligations. Of the principal balance of $500,000, $65,000 was repaid last fiscal year. The remaining balance of $435,000 along with accrued interest of $23,007 was extinguished in exchange for 100,000 shares of the Company’s common stock which was given personally by a former officer of the Company. See Note 4.

Note 7

On July 31, 2024, the Company executed a convertible note payable agreement for $250,000. The convertible note matures on May 1, 2025 and carries an interest rate of 13% per annum. The principal and prior accrued interest of the note was convertible into shares of the Company’s common stock at $10.00 per share. The Company may not prepay the note within the first 180 days of the note date. Subsequent to the issuance of the convertible note the Company amended the agreement with the holder which eliminated the conversion feature, changed the interest rate to 9.75% per annum, and extended the maturity date of the loan again to November 5, 2025. Interest on the note either accrues or is paid quarterly or at maturity along with principal. The Company accounted for the amendment as an extinguishment of debt and recorded a loss of $4,500 on the consolidated statements of operations for the year ended October 31, 2024. On June 13, 2026, the Company executed an agreement whereby the holder agreed not to pursue any default provisions in exchange for a payment plan and stock consideration. Upon execution of the agreement, the Company is obligated to pay the holder $20,000 and will pay monthly installments of $15,000 beginning July 15, 2026. During the nine month ended July 31, 2026, the Company repaid $20,000 in principal.

Note 8

On January 9, 2025, the Company executed a note payable agreement for $50,000. The note matures on January 9, 2027 and carries an interest rate of 9.75% per annum. The Company may not prepay the note within the first 180 days of the note date. Interest on the note accrues and is paid at maturity along with principal.

Note 9

On February 3, 2025, the Company executed a note payable agreement for $100,000. The note matures on February 9, 2027 and carries an interest rate of 9.75% per annum. Interest on the note accrues and is paid at maturity along with principal.

Note 10

On April 16, 2025, the Company issued an unsecured promissory note in the principal amount of $150,000 to Indicia Capital, LLC. The note bears interest at a rate of 9.75% per annum and matures on the earlier of (i) 180 days from the date of issuance or (ii) the date the Company receives at least $1,000,000 in new financing. In connection with the issuance of the note, the Chief Executive Officer and Director transferred 3,000 shares of the Company’s common stock to Indicia Capital as additional consideration to enter the loan. James Byrd, who serves as a co-manager and holds a 50% membership interest in Indicia Capital, was the original organizer of the Company by virtue of having founded the Company in October 2022. Accordingly, the transaction is considered a related party transaction. On March 23, 2026, the Company executed an agreement whereby the Company is obligated to pay the holder $5,000 per month beginning on April 1,2026 until the note is paid in full. As of July 31, 2026, the principal balance of this note is $130,000. As of July 31, 2026, this holder is no longer considered a related party and as such this balance is now included under notes payable. During the nine months ended July 31, 2026, the Company repaid $20,000 in principal.

Note 11

On April 23, 2025, the Company executed a note payable agreement for $15,500 with a former related party. The note is due on demand and carries no interest.

As of July 31, 2026, the remaining balance for Notes 12, 13, 14, 15, 16, and 17 are all $0 as the notes have been fully repaid.

Note 18

On September 30, 2026, the Company executed a note payable agreement for $5,000 with a former related party. The note is due on demand and carries no interest.

Note 19

On January 23, 2026, the Company issued a $100,000 note that is non-interest bearing and is due on demand. On April 30, 2026, the holder converted the $100,000 note into 250,000 shares of Series D Convertible Preferred Stock.

	July 31, 2026	October 31, 2025
Notes payable, current	$680,500	$1,737,034
Notes payable, less current portion	70,000	150,000
Total notes payable	$750,500	$1,887,034

The aggregate maturity on the notes payable as of July 31, 2026, are as follows:

Due in less than one year	$680,500
Due after one year	70,000
750,500
Less: current portion	(680,500)
Notes payable, non-current portion	$70,000